Average Annual Total Returns - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2022
Fidelity Advisor International Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.44%
Past 5 years	11.72%
Past 10 years	9.29%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.79%
Past 5 years	10.53%
Past 10 years	8.62%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.21%
Past 5 years	9.24%
Past 10 years	7.59%
Fidelity Advisor International Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.92%
Past 5 years	12.17%
Past 10 years	9.27%
Fidelity Advisor International Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.66%
Past 5 years	11.97%
Past 10 years	9.28%
Fidelity Advisor International Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.13%
Past 5 years	13.41%
Past 10 years	10.30%
Fidelity Advisor International Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.26%
Past 5 years	13.56%
Since Inception	8.35%	[1]
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%

[1]	A From August 13, 2013